Summary of Significant Accounting Policies: Other Income / Operating and Other Expenses (Policies)	12 Months Ended
Dec. 31, 2017
Policies
Other Income / Operating and Other Expenses

Other Income / Operating and Other Expenses

Other income in 2017, 2016 and 2015 includes legal settlements received on structured security investments that had previously been sold. Operating and other expenses in 2017, 2016 and 2015 include legal expenses related to settlements received.